SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Current income expenses
Deferred income tax benefits	(267,552)		(111,949)
Total income tax benefits	$ (267,552)		$ (111,949)